Share-based payments	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangements [Abstract]
Share-based payments

Note 13 Share-based payments
The following share-based payment amounts are included in the income statements as operating costs.

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2019	2018	2019	2018
ESP	(8)	(7)	(15)	(14)
Restricted share units (RSUs) and performance share units (PSUs)	(11)	(11)	(31)	(30)
Other (1)	(2)	(2)	(6)	(6)
Total share-based payments	(21)	(20)	(52)	(50)

(1) Includes deferred share plan (DSP), deferred share units (DSUs) and stock options.
The following tables summarize the change in outstanding ESP shares, RSUs/PSUs, DSUs and stock options for the period ended June 30, 2019.
ESP

NUMBER OF ESP SHARES
Unvested contributions, January 1, 2019	1,120,426
Contributions(1)	312,010
Dividends credited	29,297
Vested	(269,118)
Forfeited	(77,008)
Unvested contributions, June 30, 2019	1,115,607

(1)	The weighted average fair value of the shares contributed during the six months ended June 30, 2019 was $59.

RSUs/PSUs

NUMBER OF RSUs/PSUs
Outstanding, January 1, 2019	2,812,697
Granted(1)	970,519
Dividends credited	75,916
Settled	(908,461)
Forfeited	(41,829)
Outstanding, June 30, 2019	2,908,842

(1)	The weighted average fair value of the RSUs/PSUs granted during the six months ended June 30, 2019 was $58.

DSUs

NUMBER OF DSUs
Outstanding, January 1, 2019	4,391,997
Issued(1)	62,371
Settlement of RSUs/PSUs	146,960
Dividends credited	119,313
Settled	(121,040)
Outstanding, June 30, 2019	4,599,601

(1)	The weighted average fair value of the DSUs issued during the six months ended June 30, 2019 was $58.

STOCK OPTIONS

	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1, 2019	14,072,332	56
Granted	3,343,317	58
Exercised(1)	(1,212,974)	53
Forfeited	(33,613)	58
Outstanding, June 30, 2019	16,169,062	57
Exercisable, June 30, 2019	5,994,529	55

(1)	The weighted average share price for options exercised during the six months ended June 30, 2019 was $60.
ASSUMPTIONS USED IN STOCK OPTION PRICING MODEL
The fair value of options granted was determined using a variation of a binomial option pricing model that takes into account factors specific to the share incentive plans, such as the vesting period. The following table shows the principal assumptions used in the valuation.

2019
Weighted average fair value per option granted	$2.34
Weighted average share price	$58
Weighted average exercise price	$58
Expected dividend growth	5%
Expected volatility	14%
Risk-free interest rate	2%
Expected life (years)	4

Expected dividend growth was assumed to be commensurate with BCE's dividend growth strategy. Expected volatility is based on the historical volatility of BCE’s share price. The risk-free rate used is equal to the yield available on Government of Canada bonds at the date of grant with a term equal to the expected life of the options.